Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Redemption Reflected	the Class A ordinary shares subject to redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$184,000,000
Less:
Public Shares issuance costs	(8,158,738)
Plus:
Accretion of carrying value to redemption value	16,608,029

Class A ordinary shares subject to possible redemption, December 31, 2024	192,449,291
Plus:
Accretion of carrying value to redemption value	4,064,267

Class A ordinary shares subject to possible redemption, June 30, 2025	$196,513,558

At December 31, 2024, the Class A ordinary shares subject to redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$184,000,000
Less:
Class A ordinary shares issuance costs	(8,158,738)
Plus:
Accretion of carrying value to redemption value	16,608,029

Class A ordinary shares subject to possible redemption, December 31, 2024	$192,449,291

Schedule of Basic and Diluted Net Income Per Ordinary Share
The following tables reflect the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended				For the Six Months Ended
	June 30,				June 30,
	2025		2024		2025		2024
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income per ordinary share:
Numerator:
Allocation of net income	$738,625	$179,685	$1,779,610	$432,926	$346,600	$84,318	$2,530,566	$782,412
Denominator
Weighted-average shares outstanding	18,909,000	4,600,000	18,909,000	4,600,000	18,909,000	4,600,000	14,416,807	4,457,459

Basic net income per ordinary share	$0.04	$0.04	$0.09	$0.09	$0.02	$0.02	$0.18	$0.18

	For the Three Months Ended				For the Six Months Ended
	June 30,				June 30,
	2025		2024		2025		2024
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Diluted net income per ordinary share:
Numerator:
Allocation of net income	$738,625	$179,685	$1,779,610	$432,926	$346,600	$84,318	$2,511,598	$801,380
Denominator
Weighted-average shares outstanding	18,909,000	4,600,000	18,909,000	4,600,000	18,909,000	4,600,000	14,416,807	4,600,000

Diluted net income per ordinary share	$0.04	$0.04	$0.09	$0.09	$0.02	$0.02	$0.17	$0.17

The following tables reflect the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Basic net income (loss) per share Numerator:
Allocation of net income (loss)	$5,973,630	$1,625,882	$—	$(41,692)
Denominator:
Basic weighted average shares outstanding (1)	16,635,787	4,527,869	—	4,000,000

Basic net income (loss) per share	$0.36	$0.36	$—	$(0.01)

	For the Year Ended December 31,
	2024		2023
	Class A	Class B	Class A	Class B
Diluted net income (loss) per share Numerator:
Allocation of net income (loss)	$5,953,340	$1,646,173	$—	$(41,692)
Diluted weighted average shares outstanding (1)	16,635,787	4,600,000	—	4,000,000

Diluted net income (loss) per share	$0.36	$0.36	$—	$(0.01)

(1)	At December 31, 2023, excludes an aggregate of 600,000 Class B ordinary shares that are subject to forfeiture.